Schedule of Stock Options Activity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 21, 2024	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options, outstanding beginning		5,615,498	2,808,760	313,760
Weighted average exercise price per share, outstanding beginning		$ 0.49	$ 0.83	$ 6.53
Weighted average remaining life (years), outstanding		8 years 10 months 9 days	9 years 3 months 18 days	9 years 10 months 9 days	13 years 8 months 8 days
Aggregate intrinsic value, outstanding beginning		$ 129,650	$ 800,183
Number of options, granted		50,000	2,881,738	2,745,000
Weighted average exercise price per share, granted		$ 0.10	$ 0.14	$ 0.11
Number of options, cancelled and/or forfeited				(250,000)
Weighted average exercise price per share, cancelled and/or forfeited				$ 0.07
Number of options, exercised	(75,000)		(75,000)
Weighted average exercise price per share, exercised			$ 0.05
Number of options, outstanding ending		5,579,498	5,615,498	2,808,760	313,760
Weighted average exercise price per share, outstanding ending		$ 0.49	$ 0.49	$ 0.83	$ 6.53
Aggregate intrinsic value, outstanding ending		$ 55,913	$ 129,650	$ 800,183
Number of options, exercisable		5,543,248	5,571,748
Weighted average exercise price per share, exercisable		$ 0.49	$ 0.49
Weighted average remaining life (years), exercisable			9 years 3 months 18 days
Aggregate intrinsic value, exercisable			$ 129,650